INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Raw materials	$ 35,270	$ 50,969
Work-in-progress	4,300,962	4,277,448
Finished goods	136,255	729,627
Total	4,472,487	5,058,044
Inventory reserve	$ 0	$ 0	$ 0